Prepaid and other assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and other assets
Prepaid and other assets

	December 31
	2018			2017
	Total	Thereof current	Thereof non‑current	Total	Thereof current	Thereof non‑current
	(In thousands)
Miscellaneous other receivables	$34,052	$33,750	$302	$33,876	$33,632	$244
Prepaid expenses	3,814	1,188	2,626	5,045	1,406	3,639
Total	$37,866	$34,938	$2,928	$38,921	$35,038	$3,883

Miscellaneous other receivables in the financial year are mainly related to VAT ($15,653k and $17,710k as at December 31, 2018 and 2017, respectively), advance payments ($5,305k and $5,457k as at December 31, 2018 and 2017, respectively), down payments ($4,259k and $4,134k as at December 31, 2018 and 2017, respectively), refundable eco-taxes prepaid ($5,859k and $3,696k as at December 31, 2018 and 2017, respectively) and guarantee deposits ($1,667k and $1,661k as at December 31, 2018 and 2017, respectively).
Prepaid expenses mainly include other unamortized transaction costs of $2,393k and $1,499k as at December 31, 2018 and 2017, respectively (of which $1,763k and $919k, respectively, is non-current) incurred in connection with the revolving credit facility that has not been drawn by the respective reporting dates.